Revenue - Schedule of net sale by product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 81,764	$ 80,057	$ 69,823
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	286	1,261	1,455
EGRIFTA® net sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,705	50,454	43,009
Trogarzo® net sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 28,059	$ 29,603	$ 26,814